                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [ ]; Amendment Number: ___
      This Amendment (Check only one.):   [ ]is a restatement.
                                          [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:        Berkshire Hathaway Inc.
Address:     1440 Kiewit Plaza
             Omaha, NE 68131

Form 13F File Number: 28- 4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Marc D. Hamburg
Title:        Vice President
Phone:        402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg          Omaha, NE          August 13, 2001
--------------------       -------------        ------------------
[Signature]                [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name
    28- 5194                    General Re - New England Asset Management, Inc.

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                   18

Form 13F Information Table Entry Total:                              71

Form 13F Information Table Value Total:                     $28,634,614
                                                             (thousands)

Confidential Information has been omitted from the public Form 13F and filed separately with the Commission. Included in this information is information regarding Berkshire's positions in two securities (Sealed Air Corporation Common Stock and Sealed Air Corporation Class A Preferred Stock) included in its March 31, 2001 public Form 13F.

List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NO.     FORM 13F FILE NUMBER   NAME
     1.     28-5678                Berkshire Hathaway Life Insurance Co. of Nebraska
     2.     28-5676                BHG Life Insurance Co.
     3.     28-719                 Blue Chip Stamps
     4.     28-554                 Buffett, Warren E.
     5.     28-1517                Columbia Insurance Co.
     6.     28-2226                Cornhusker Casualty Co.
     7.     28-6102                Cypress Insurance Co.
     8.     28-852                 GEICO Corp.
     9.     28-101                 Government Employees Ins. Corp.
    10.     28-1066                National Fire & Marine
    11.     28-718                 National Indemnity Co.
    12.     28-5006                National Liability & Fire Ins. Co.
    13.     28-6104                Nebraska Furniture Mart
    14.     28-717                 OBH Inc.
    15.     28-2740                Plaza Investment Managers
    16.     28-1357                Wesco Financial Corp.
    17.     28-3091                Wesco Financial Ins. Co.
    18.     28-3105                Wesco Holdings Midwest, Inc.

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [ ]; Amendment Number: __

        This Amendment (Check only one.): [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Berkshire Hathaway Life Insurance Co. of Nebraska
Address:       3024 Harney St.
               Omaha, NE 68131

Form 13F File Number: 28- 5678

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
Title:         Assistant Secretary
Phone:         402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg          Omaha, NE          August 13, 2001
--------------------       -------------        ------------------
[Signature]                [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name
     28- 4545                   Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [ ]; Amendment Number: __
        This Amendment (Check only one.): [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          BHG Life Insurance Company
Address:       3024 Harney St.
               Omaha, NE 68131

Form 13F File Number: 28- 5676

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
Title:         Assistant Secretary
Phone:         402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg          Omaha, NE          August 13, 2001
--------------------       -------------        ------------------
[Signature]                [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name
    28- 4545                    Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [ ]; Amendment Number: __

        This Amendment (Check only one.): [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Blue Chip Stamps
Address:       301 E. Colorado Blvd.
               Pasadena, CA 91101

Form 13F File Number: 28- 719

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
Title:         Assistant Secretary
Phone:         402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg          Omaha, NE          August 13, 2001
--------------------       -------------        ------------------
[Signature]                [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name
    28- 4545                    Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [ ]; Amendment Number: __

        This Amendment (Check only one.): [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Warren E. Buffett
Address:       1440 Kiewit Plaza
               Omaha, NE 68131

Form 13F File Number: 28- 554

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Warren E. Buffett
Title:
Phone:         402-346-1400

Signature, Place, and Date of Signing:

(s) Warren E. Buffett         Omaha, NE           August 13, 2001
---------------------       -------------        ------------------
[Signature]                [City, State]         [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name
    28- 4545                    Berkshire Hathaway Inc.

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                0

Form 13F Information Table Entry Total:                           0

Form 13F Information Table Value Total:                        $  0
                                                            (thousands)

Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                      NONE

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [ ]; Amendment Number: __

        This Amendment (Check only one.): [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Columbia Insurance Company
Address:       3024 Harney St.
               Omaha, NE 68131

Form 13F File Number: 28- 1517

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
Title:         Treasurer
Phone:         402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg          Omaha, NE          August 13, 2001
--------------------       -------------        ------------------
[Signature]                [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number        Name
        28- 4545                    Berkshire Hathaway Inc.


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [ ]; Amendment Number: __

        This Amendment (Check only one.): [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Cornhusker Casualty Company
Address:       9290 West Dodge Rd.
               Omaha, NE 68114

Form 13F File Number: 28- 2226

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
Title:         Assistant Secretary
Phone:         402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg          Omaha, NE          August 13, 2001
--------------------       -------------        ------------------
[Signature]                [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number                Name
        28- 4545                            Berkshire Hathaway Inc.


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [ ]; Amendment Number: __

        This Amendment (Check only one.): [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Cypress Insurance Company
Address:       1825 S. Grant St.
               San Mateo, CA 94402


Form 13F File Number: 28- 6102

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
Title:         Assistant Secretary
Phone:         402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg          Omaha, NE          August 13, 2001
--------------------       -------------        ------------------
[Signature]                [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number        Name
        28- 4545                    Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [ ]; Amendment Number: __

        This Amendment (Check only one.): [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          GEICO Corporation
Address:       One GEICO Plaza
               Washington, DC 20076

Form 13F File Number: 28- 852

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Charles R. Davies
Title:         Vice President
Phone:         301-986-2652

Signature, Place, and Date of Signing:

(s) Charles R. Davies      Washington, DC          August 13, 2001
---------------------      --------------        ------------------
[Signature]                [City, State]         [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number        Name
        28- 4545                    Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [ ]; Amendment Number: __

        This Amendment (Check only one.): [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Government Employees Insurance Company
Address:       One GEICO Plaza
               Washington, DC 20076-0001

Form 13F File Number: 28- 101

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Charles R. Davies
Title:         Vice President
Phone:         301-986-2652

Signature, Place, and Date of Signing:

(s) Charles R. Davies      Washington, DC          August 13, 2001
---------------------      --------------        ------------------
[Signature]                [City, State]         [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number        Name
        28-  4545                   Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [ ]; Amendment Number: __

        This Amendment (Check only one.): [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          National Fire & Marine Insurance Company
Address:       3024 Harney St.
               Omaha, NE 68131

Form 13F File Number: 28- 1066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
Title:         Treasurer
Phone:         402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg        Omaha, NE             August 13, 2001
---------------------      --------------        ------------------
[Signature]                [City, State]         [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number          Name
        28- 4545                      Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [ ]; Amendment Number: __

        This Amendment (Check only one.): [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          National Indemnity Company
Address:       3024 Harney St.
               Omaha, NE 68131

Form 13F File Number: 28- 718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
Title:         Treasurer
Phone:         402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg        Omaha, NE             August 13, 2001
---------------------      --------------        ------------------
[Signature]                [City, State]         [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number          Name
        28- 4545                      Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [ ]; Amendment Number: __
        This Amendment (Check only one.): [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          National Liability & Fire Insurance Company
Address:       3024 Harney St.
               Omaha, NE 68131

Form 13F File Number: 28- 5006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
Title:         Treasurer
Phone:         402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg        Omaha, NE             August 13, 2001
---------------------      --------------        ------------------
[Signature]                [City, State]         [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number            Name
        28- 4545                        Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [ ]; Amendment Number: __
        This Amendment (Check only one.): [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Nebraska Furniture Mart, Inc.
Address:       700 South 72nd Street
               Omaha, NE 68114

Form 13F File Number: 28- 6104

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
Title:         Assistant Secretary
Phone:         402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg        Omaha, NE             August 13, 2001
---------------------      --------------        ------------------
[Signature]                [City, State]         [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number        Name
        28-  4545                   Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [ ]; Amendment Number: __

        This Amendment (Check only one.): [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          OBH Inc.
Address:       1440 Kiewit Plaza
               Omaha, NE 68131

Form 13F File Number: 28- 717

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
Title:         Vice President
Phone:         402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg        Omaha, NE             August 13, 2001
---------------------      --------------        ------------------
[Signature]                [City, State]         [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number         Name
        28- 4545                     Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [ ]; Amendment Number: __

        This Amendment (Check only one.): [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Plaza Investment Managers, Inc.
Address:       One GEICO Plaza
               Washington, DC 20076-0001

Form 13F File Number: 28- 2740

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Thomas M. Wells
Title:         Treasurer
Phone:         301-986-3433

Signature, Place, and Date of Signing:

(s) Thomas M. Wells        Washington, DC       August 13, 2001
---------------------      --------------       ------------------
[Signature]                [City, State]         [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number                Name
        28- 4545                            Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [ ]; Amendment Number: __

        This Amendment (Check only one.): [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Wesco Financial Corporation
Address:       301 E. Colorado Blvd.
               Pasadena, CA 91101

Form 13F File Number: 28- 1357

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Jeffrey L. Jacobson
Title:         Vice President
Phone:         626-585-6700

Signature, Place, and Date of Signing:

(s) Jeffrey L. Jacobson      Pasadena, CA         August 13, 2001
-----------------------      --------------       ------------------
[Signature]                  [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number           Name
        28- 4545                       Berkshire Hathaway Inc.


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [ ]; Amendment Number: __

        This Amendment (Check only one.): [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Wesco Financial Insurance Company
Address:       3024 Harney St
               Omaha, NE 68131

Form 13F File Number: 28- 3091

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
Title:         Assistant Secretary
Phone:         402-346-1400
Signature, Place, and Date of Signing:

(s) Marc D. Hamburg        Omaha, NE            August 13, 2001
---------------------      --------------       ------------------
[Signature]                [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number           Name
        28- 4545                       Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [ ]; Amendment Number: __

        This Amendment (Check only one.): [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Wesco Holdings Midwest, Inc.
Address:       1440 Kiewit Plaza
               Omaha, NE 68131

Form 13F File Number: 28- 3105

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
Title:         Treasurer
Phone:         402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg        Omaha, NE            August 13, 2001
---------------------      --------------       ------------------
[Signature]                [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number             Name
        28-  4545                        Berkshire Hathaway Inc.

                            BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                  June 30, 2001

                                                                                               Column 6
                                                                                         Investment Discretion
                                                          Column 4       Column 5     --------------------------
                              Column 2     Column 3        Market        Shares or                          (c)
Column 1                      Title of      CUSIP         Value          Principal    (a)   (b) Shared-   Shared-
Name of Issuer                 Class        Number     (In Thousands)    Amount $     Sole    Defined      Other
--------------                --------     ---------   --------------   -----------   ----  -----------   ------
American Express Co.            Com      025816 10 9        668,346      17,225,400              X
                                                            310,192       7,994,634              X
                                                          4,665,928     120,255,879              X
                                                             75,392       1,943,100              X
                                                             54,309       1,399,713              X
                                                            108,329       2,791,974              X
Block   H & R                   Com      093671 10 5        508,951       7,884,600              X
Citigroup                       Com      172967 10 1         75,401       1,426,969              X
                                                             81,081       1,534,461              X
Coca Cola                       Com      191216 10 0         18,000         400,000              X
                                                             79,920       1,776,000              X
                                                            324,252       7,205,600              X
                                                          1,806,372      40,141,600              X
                                                          6,297,552     139,945,600              X
                                                            411,264       9,139,200              X
                                                             41,040         912,000              X
                                                             21,600         480,000              X
Dun & Bradstreet Corp.          Com      26483E 10 0         85,039       3,015,550              X
                                                            110,822       3,929,850              X
First Data Corporation          Com      319963 10 4        449,750       7,000,000              X
                                                             54,612         850,000              X
GATX Corp.                      Com      361448 10 3        182,082       4,540,700              X
                                                            112,280       2,800,000              X
GPU Inc.                        Com      36225X10 0         172,984       4,921,300              X
Gannett Inc.                    Com      364730 10 1        239,665       3,636,800              X
The Gillette Co.                Com      375766 10 2      1,739,400      60,000,000              X
                                                            602,992      20,800,000              X
                                                            185,536       6,400,000              X
                                                            185,536       6,400,000              X
                                                             23,192         800,000              X
                                                             46,384       1,600,000              X
Great Lakes Chemical Corp.      Com      390568 10 3        214,367       6,948,700              X
Honeywell International Inc.    Com      438516 10 6         78,525       2,250,000              X
Jones Apparel Group Inc.        Com      480074 10 3        347,190       8,036,800              X
La-Z-Boy                        Com      505336 10 7          1,001          54,100              X
                                                        -----------
                                                         20,379,286
                                                        -----------


                                                                  Column 8
                                                              Voting Authority
                                    Column 7           ------------------------------
Column 1                             Other                  (a)         (b)      (c)
Name of Issuer                      Managers                Sole       Shared    None
--------------                      --------                ----       ------    ----
American Express Co.          4, 5, 14                   17,225,400
                              4, 10, 14                   7,994,634
                              4, 11, 14                 120,255,879
                              4, 3, 14, 16, 17, 18        1,943,100
                              4, 13, 14                   1,399,713
                              4, 14                       2,791,974
Block   H & R                 4, 11, 14                   7,884,600
Citigroup                     4, 14                       1,426,969
                              4, 11, 14                   1,534,461
Coca Cola                     4, 14                         400,000
                              4, 12, 14                   1,776,000
                              4, 3, 14, 16, 17, 18        7,205,600
                              4, 5, 14                   40,141,600
                              4, 11, 14                 139,945,600
                              4, 10, 14                   9,139,200
                              4, 7, 14                      912,000
                              4, 13, 14                     480,000
Dun & Bradstreet Corp.        4, 11, 14                   3,015,550
                              4, 8, 9, 11, 14, 15         3,929,850
First Data Corporation        4, 8, 9, 11, 14, 15         7,000,000
                              4, 8, 11, 14, 15              850,000
GATX Corp.                    4, 11, 14                   4,540,700
                              4, 8, 9, 11, 14, 15         2,800,000
GPU Inc.                      4, 11, 14                   4,921,300
Gannett Inc.                  4, 11, 14                   3,636,800
The Gillette Co.              4, 11, 14                  60,000,000
                              4, 5, 14                   20,800,000
                              4, 10, 14                   6,400,000
                              4, 3, 14, 16, 17, 18        6,400,000
                              4, 12, 14                     800,000
                              4, 7, 14                    1,600,000
Great Lakes Chemical Corp.    4, 8, 9, 11, 14, 15         6,948,700
Honeywell International Inc.  4, 11, 14                   2,250,000
Jones Apparel Group Inc.      4, 8, 9, 11, 14, 15         8,036,800
La-Z-Boy                      4, 11, 14                      54,100


                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                  June 30, 2001

                                                                                                   Column 6
                                                                                           Investment Discretion
                                                          Column 4       Column 5     ---------------------------
                              Column 2   Column 3          Market        Shares or                         (c)
Column 1                      Title of     CUSIP           Value         Principal    (a)   (b) Shared-   Shared-
Name of Issuer                 Class      Number       (In Thousands)     Amount $    Sole    Defined     Other
--------------                --------   ---------     --------------   -----------   ----  -----------   ------
M & T Bank Corporation        Com        55261F 10 4       452,778        5,997,060               X
                                                            41,223          546,000               X
                                                            12,510          165,700               X
Moody's                       Com        615369 10 5       540,700       16,140,300               X
                                                           263,300        7,859,700               X
Mueller Industries            Com        624756 10 2       105,868        3,216,900               X
Nike Inc.                     Com        654106 10 3       184,995        4,405,700               X
                                                            22,045          525,000               X
Office Depot Inc.             Com        676220 10 6        51,900        5,000,000               X
Shaw Communications Inc.      Cl B       82028K 20 0       451,060       19,000,000               X
                                                            23,740        1,000,000               X
Sun Trusts Banks Inc.         Com        867914 10 3       320,421        4,946,300               X
                                                            55,711          860,000               X
Superior Industries Int'l     Com        868168 10 F         4,052          105,800               X
Torchmark Corp.               Com        891027 10 4         8,558          212,834               X
                                                            18,084          449,728               X
                                                            31,010          771,200               X
                                                            25,723          639,700               X
US Bancorp                    Com        902973 30 4        30,323        1,330,551               X
                                                            16,458          722,162               X
                                                            96,450        4,232,126               X
USG Corporation               Com        903293 40 5        27,430        6,500,000               X
Washington Post Co.           Cl B       939640 10 8       513,330          894,304               X
                                                            85,131          148,311               X
                                                           372,047          648,165               X
                                                            21,229           36,985               X
Wells Fargo & Co. Del         Com        949746 10 1       590,979       12,728,390               X
                                                             6,965          150,000               X
                                                            47,433        1,021,600               X
                                                             5,617          120,970               X
                                                            28,084          604,860               X
                                                            64,723        1,394,000               X
                                                            39,465          850,000               X
                                                         1,689,832       36,395,260               X
Wesco Finl Corp.              Com        950817 10 6     1,984,104        5,703,087               X
Zenith National Ins. Corp.    Com        989390 10 9        22,050          816,655               X
                                                       -----------
                                                         8,255,328
                                                       -----------
                              GRAND TOTAL              $28,634,614
                                                       ===========





                                                                  Column 8
                                                              Voting Authority
                                    Column 7           ---------------------------------
Column 1                             Other                 (a)           (b)       (c)
Name of Issuer                      Managers               Sole        Shared      None
--------------                      --------               ----        ------    -------
M & T Bank Corporation        4, 11, 14                   5,997,060
                              4, 8, 9, 11, 14, 15           546,000
                              4, 10, 14                     165,700
Moody's                       4, 11, 14                  16,140,300
                              4, 8, 9, 11, 14, 15         7,859,700
Mueller Industries            4, 11, 14                   3,216,900
Nike Inc.                     4, 8, 9, 11, 14, 15         4,405,700
                              4, 8, 11, 14, 15              525,000
Office Depot Inc.             4, 8, 9, 11, 14, 15         5,000,000
Shaw Communications Inc.      4, 8, 9, 11, 14, 15        19,000,000
                              4, 8, 11, 14, 15            1,000,000
Sun Trusts Banks Inc.         4, 11, 14                   4,946,300
                              4, 5, 14                      860,000
Superior Industries Int'l     4, 8, 9, 11, 14               105,800
Torchmark Corp.               4, 1, 11, 14                  212,834
                              4, 5, 14                      449,728
                              4, 11, 14                     771,200
                              4, 10, 14                     639,700
US Bancorp                    4, 5, 14                    1,330,551
                              4, 11, 14                     722,162
                              4, 8, 11, 14, 15            4,232,126
USG Corporation               4, 11, 14                   6,500,000
Washington Post Co.           4, 11, 14                                          894,304
                              4, 1, 2, 6, 11, 14                                 148,311
                              4, 10, 14                                          648,165
                              4, 12, 14                                           36,985
Wells Fargo & Co. Del         4, 5, 14                   12,728,390
                              4, 7, 14                      150,000
                              4, 3, 14, 16, 17, 18        1,021,600
                              4, 10, 14                     120,970
                              4, 13, 14                     604,860
                              4, 12, 14                   1,394,000
                              4, 14                         850,000
                              4, 11, 14                  36,395,260
Wesco Finl Corp.              4, 3, 14                    5,703,087
Zenith National Ins. Corp.    4, 11, 14                     816,655
